Quarterly Holdings Report
for

Fidelity® Large Cap Value Enhanced Index Fund

May 31, 2020

VEI-QTLY-0720
1.850084.113

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	2,545,946	$78,567,894
CenturyLink, Inc.	1,061,168	10,431,281
Verizon Communications, Inc.	1,363,642	78,245,778
		167,244,953
Entertainment - 2.3%
Activision Blizzard, Inc.	66,738	4,803,801
Electronic Arts, Inc. (a)	152,970	18,796,954
Roku, Inc. Class A (a)	25,146	2,753,738
The Walt Disney Co.	471,158	55,266,833
		81,621,326
Interactive Media & Services - 0.8%
Alphabet, Inc. Class A (a)	12,504	17,924,734
Zillow Group, Inc.:
Class A (a)	17,542	1,016,734
Class C (a)(b)	159,075	9,224,759
		28,166,227
Media - 1.7%
Comcast Corp. Class A	1,063,449	42,112,580
Liberty Media Corp.:
rights 6/2/20 (a)	40,130	436,213
Liberty Formula One Group Series C (a)	7,681	266,147
Liberty Media Class A (a)	32,622	1,103,276
Liberty SiriusXM Series A (a)	290,462	10,601,863
Liberty SiriusXM Series C (a)	136,895	4,992,561
		59,512,640

TOTAL COMMUNICATION SERVICES		336,545,146

CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.2%
BorgWarner, Inc.	182,573	5,869,722
The Goodyear Tire & Rubber Co.	112,081	852,936
		6,722,658
Distributors - 0.2%
LKQ Corp. (a)	230,150	6,319,919
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (a)	143,218	6,537,902
Service Corp. International	22,292	878,974
		7,416,876
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	178,346	33,229,427
Norwegian Cruise Line Holdings Ltd. (a)(b)	208,236	3,260,976
Royal Caribbean Cruises Ltd. (b)	34,389	1,783,757
		38,274,160
Household Durables - 1.7%
D.R. Horton, Inc.	408,499	22,589,995
Garmin Ltd.	191,621	17,278,466
Lennar Corp. Class A	157,756	9,537,928
PulteGroup, Inc.	237,820	8,078,745
		57,485,134
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	292,716	13,330,287
Multiline Retail - 0.4%
Target Corp.	117,470	14,370,105
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	4,088	569,540
AutoNation, Inc. (a)	116,111	4,584,062
The Home Depot, Inc.	81,299	20,201,176
Tiffany & Co., Inc.	2,262	289,830
		25,644,608
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	37,527	6,849,803
NIKE, Inc. Class B	118,301	11,662,113
		18,511,916

TOTAL CONSUMER DISCRETIONARY		188,075,663

CONSUMER STAPLES - 10.9%
Beverages - 1.0%
PepsiCo, Inc.	93,284	12,271,510
The Coca-Cola Co.	476,505	22,243,253
		34,514,763
Food & Staples Retailing - 2.6%
Kroger Co.	672,297	21,930,328
U.S. Foods Holding Corp. (a)	249,300	4,771,602
Walmart, Inc.	515,260	63,923,156
		90,625,086
Food Products - 2.1%
Archer Daniels Midland Co.	175,073	6,882,120
Darling Ingredients, Inc. (a)	38,770	903,729
General Mills, Inc.	392,483	24,742,128
Ingredion, Inc.	11,066	932,089
Lamb Weston Holdings, Inc.	19,859	1,192,732
Mondelez International, Inc.	307,337	16,018,404
Seaboard Corp.	44	129,360
The Hershey Co.	46,373	6,291,889
Tyson Foods, Inc. Class A	297,713	18,291,487
		75,383,938
Household Products - 4.0%
Clorox Co.	58,619	12,090,169
Colgate-Palmolive Co.	279,890	20,244,444
Kimberly-Clark Corp.	128,031	18,108,705
Procter & Gamble Co.	784,926	90,988,622
		141,431,940
Tobacco - 1.2%
Philip Morris International, Inc.	576,991	42,328,060

TOTAL CONSUMER STAPLES		384,283,787

ENERGY - 5.1%
Energy Equipment & Services - 0.1%
Halliburton Co.	195,048	2,291,814
Schlumberger Ltd.	89,515	1,653,342
TechnipFMC PLC	49,760	368,224
		4,313,380
Oil, Gas & Consumable Fuels - 5.0%
Antero Resources Corp. (a)	462,441	1,382,699
Chevron Corp.	683,008	62,631,834
Concho Resources, Inc.	6,010	327,665
ConocoPhillips Co.	597,552	25,204,743
EOG Resources, Inc.	10,074	513,472
EQT Corp.	118,995	1,587,393
Exxon Mobil Corp.	1,306,348	59,399,644
HollyFrontier Corp.	10,079	316,985
Kinder Morgan, Inc.	855,439	13,515,936
Marathon Oil Corp.	483,631	2,582,590
ONEOK, Inc.	29,102	1,067,752
Range Resources Corp. (b)	680,084	4,073,703
Valero Energy Corp.	23,479	1,564,641
		174,169,057

TOTAL ENERGY		178,482,437

FINANCIALS - 19.4%
Banks - 7.4%
Bank of America Corp.	2,384,556	57,515,491
Citigroup, Inc.	955,746	45,789,791
First Hawaiian, Inc.	13,420	231,495
First Horizon National Corp. (b)	139,947	1,308,504
JPMorgan Chase & Co.	1,012,257	98,502,729
M&T Bank Corp.	68,811	7,270,570
Regions Financial Corp.	737,133	8,336,974
Truist Financial Corp.	221,102	8,132,132
U.S. Bancorp	32,313	1,149,050
Wells Fargo & Co.	1,261,392	33,389,046
		261,625,782
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (b)	147,749	9,843,038
Ameriprise Financial, Inc.	68,309	9,568,042
Bank of New York Mellon Corp.	109,682	4,076,880
BlackRock, Inc. Class A	6,675	3,528,672
Charles Schwab Corp.	84,374	3,029,870
CME Group, Inc.	14,958	2,731,331
Goldman Sachs Group, Inc.	84,405	16,584,738
Interactive Brokers Group, Inc.	65,520	2,774,772
Intercontinental Exchange, Inc.	110,218	10,718,701
Invesco Ltd. (b)	854,508	6,810,429
LPL Financial	47,681	3,403,947
MarketAxess Holdings, Inc.	4,475	2,275,940
Moody's Corp.	13,056	3,491,305
Morgan Stanley	489,240	21,624,408
State Street Corp.	363,750	22,174,200
		122,636,273
Consumer Finance - 0.4%
American Express Co.	45,583	4,333,576
Discover Financial Services	46,612	2,214,536
Synchrony Financial	371,513	7,567,720
		14,115,832
Diversified Financial Services - 3.7%
AXA Equitable Holdings, Inc.	448,585	8,572,459
Berkshire Hathaway, Inc. Class B (a)	633,652	117,593,136
Cannae Holdings, Inc. (a)	3,778	139,144
Jefferies Financial Group, Inc.	141,232	2,069,049
		128,373,788
Insurance - 4.1%
Allstate Corp.	264,249	25,846,195
American Financial Group, Inc.	31,438	1,893,825
American International Group, Inc.	12,956	389,457
American National Insurance Co.	4,624	347,494
Aon PLC	1,558	306,848
Arch Capital Group Ltd. (a)	121,579	3,430,959
Chubb Ltd.	89,536	10,918,020
First American Financial Corp.	352,334	17,789,344
FNF Group	317,543	10,129,622
Hanover Insurance Group, Inc.	33,735	3,385,307
Hartford Financial Services Group, Inc.	320,550	12,273,860
Lincoln National Corp.	17,377	659,110
MetLife, Inc.	74,041	2,666,216
Old Republic International Corp.	83,326	1,299,052
Primerica, Inc.	53,560	6,086,558
Progressive Corp.	296,528	23,034,295
Prudential Financial, Inc.	73,653	4,489,887
Selective Insurance Group, Inc.	48,878	2,563,651
Unum Group	477,361	7,232,019
W.R. Berkley Corp.	101,665	5,891,487
Willis Group Holdings PLC	19,343	3,924,695
		144,557,901
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	152,528	1,973,712
Annaly Capital Management, Inc.	575,917	3,547,649
Blackstone Mortgage Trust, Inc.	16,167	381,380
New Residential Investment Corp.	70,025	502,079
Starwood Property Trust, Inc.	99,516	1,319,582
		7,724,402
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	92,820	762,052
Radian Group, Inc.	156,310	2,482,203
		3,244,255

TOTAL FINANCIALS		682,278,233

HEALTH CARE - 15.5%
Biotechnology - 2.5%
AbbVie, Inc.	77,284	7,161,908
Amgen, Inc.	55,250	12,690,925
Biogen, Inc. (a)	54,555	16,753,295
Gilead Sciences, Inc.	330,609	25,731,298
Regeneron Pharmaceuticals, Inc. (a)	43,206	26,477,069
		88,814,495
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	468,437	44,464,040
Baxter International, Inc.	15,521	1,397,045
Becton, Dickinson & Co.	6,326	1,562,079
Danaher Corp.	162,911	27,142,602
Edwards Lifesciences Corp. (a)	27,189	6,109,912
Hill-Rom Holdings, Inc.	108,282	11,009,031
Hologic, Inc. (a)	270,908	14,358,124
Medtronic PLC	545,477	53,773,123
		159,815,956
Health Care Providers & Services - 1.9%
Anthem, Inc.	47,856	14,074,928
Cardinal Health, Inc.	7,676	419,800
Cigna Corp.	3,875	764,615
CVS Health Corp.	363,967	23,865,316
DaVita HealthCare Partners, Inc. (a)	58,343	4,723,449
McKesson Corp.	86,909	13,789,851
UnitedHealth Group, Inc.	25,918	7,901,102
		65,539,061
Health Care Technology - 0.3%
Cerner Corp.	148,779	10,845,989
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.	1,520	530,769
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	444,166	26,525,594
Eli Lilly & Co.	34,672	5,303,082
Johnson & Johnson	723,152	107,568,860
Merck & Co., Inc.	224,267	18,102,832
Mylan NV (a)	1,029,115	17,566,993
Pfizer, Inc.	1,125,025	42,964,705
		218,032,066

TOTAL HEALTH CARE		543,578,336

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.3%
Harris Corp.	106,852	21,311,631
Howmet Aerospace, Inc.	466,632	6,103,547
Lockheed Martin Corp.	9,275	3,602,781
Moog, Inc. Class A	30,560	1,659,102
Northrop Grumman Corp.	51,541	17,276,543
Parsons Corp.	117,331	4,770,678
Raytheon Technologies Corp.	375,290	24,213,711
Teledyne Technologies, Inc. (a)	2,622	980,943
		79,918,936
Air Freight & Logistics - 0.1%
FedEx Corp.	16,808	2,194,452
Airlines - 0.0%
American Airlines Group, Inc. (b)	32,297	339,119
United Airlines Holdings, Inc. (a)(b)	13,845	388,214
		727,333
Building Products - 0.8%
Carrier Global Corp. (a)	356,211	7,291,639
Fortune Brands Home & Security, Inc.	184,606	11,253,582
Johnson Controls International PLC	212,628	6,678,645
Ufp Industries, Inc.	63,458	2,901,934
		28,125,800
Commercial Services & Supplies - 1.5%
Cintas Corp.	71,823	17,809,231
Republic Services, Inc.	259,902	22,211,225
UniFirst Corp.	38,525	6,926,795
Waste Management, Inc.	52,691	5,624,764
		52,572,015
Construction & Engineering - 0.4%
EMCOR Group, Inc.	196,986	12,518,460
Fluor Corp.	94,507	1,097,226
		13,615,686
Electrical Equipment - 0.5%
AMETEK, Inc.	38,344	3,516,528
Eaton Corp. PLC	116,364	9,879,304
Emerson Electric Co.	30,526	1,862,697
Hubbell, Inc. Class B	8,432	1,032,245
nVent Electric PLC	51,160	937,763
Regal Beloit Corp.	6,359	505,795
		17,734,332
Industrial Conglomerates - 0.3%
General Electric Co.	1,318,745	8,664,155
Machinery - 1.8%
AGCO Corp.	304,970	16,843,493
Caterpillar, Inc.	2,270	272,695
Crane Co.	12,182	678,781
Cummins, Inc.	148,307	25,152,867
Dover Corp.	22,710	2,208,548
IDEX Corp.	6,195	987,297
Oshkosh Corp.	34,096	2,448,775
Otis Worldwide Corp.	178,105	9,377,228
Rexnord Corp.	184,061	5,540,236
Timken Co.	24,393	1,037,678
		64,547,598
Professional Services - 0.2%
Equifax, Inc.	9,071	1,392,943
FTI Consulting, Inc. (a)(b)	43,305	5,216,520
Nielsen Holdings PLC	141,935	1,971,477
		8,580,940
Road & Rail - 1.1%
CSX Corp.	214,559	15,358,133
Kansas City Southern	148,556	22,360,649
Norfolk Southern Corp.	3,682	656,464
		38,375,246

TOTAL INDUSTRIALS		315,056,493

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.4%
Ciena Corp. (a)	145,037	8,014,745
Cisco Systems, Inc.	114,602	5,480,268
CommScope Holding Co., Inc. (a)	15,796	162,857
ViaSat, Inc. (a)	9,810	412,020
		14,069,890
Electronic Equipment & Components - 0.2%
Dolby Laboratories, Inc. Class A	9,351	567,886
National Instruments Corp.	88,167	3,413,826
SYNNEX Corp.	43,586	4,648,447
		8,630,159
IT Services - 1.4%
Alliance Data Systems Corp.	66,205	3,067,278
Amdocs Ltd.	318,294	19,816,984
DXC Technology Co.	97,052	1,379,109
Fidelity National Information Services, Inc.	18,618	2,584,737
Global Payments, Inc.	15,150	2,719,274
IBM Corp.	137,482	17,171,502
ManTech International Corp. Class A	8,630	670,896
Perspecta, Inc.	5,672	125,748
		47,535,528
Semiconductors & Semiconductor Equipment - 4.1%
Applied Materials, Inc.	365,894	20,555,925
Cirrus Logic, Inc. (a)	92,640	6,714,547
First Solar, Inc. (a)(b)	54,334	2,533,051
Intel Corp.	1,492,812	93,942,659
Microchip Technology, Inc.	33,795	3,244,996
Micron Technology, Inc. (a)	55,927	2,679,463
ON Semiconductor Corp. (a)	46,315	763,734
Qualcomm, Inc.	185,066	14,968,138
		145,402,513
Software - 1.6%
Cadence Design Systems, Inc. (a)	51,333	4,686,190
Microsoft Corp.	52,173	9,560,702
Nuance Communications, Inc. (a)	866,647	19,828,883
Synopsys, Inc. (a)	94,506	17,097,080
Verint Systems, Inc. (a)	126,581	5,869,561
		57,042,416
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	50,000	15,897,000
HP, Inc.	192,683	2,917,221
Xerox Holdings Corp.	504,033	8,004,044
		26,818,265

TOTAL INFORMATION TECHNOLOGY		299,498,771

MATERIALS - 4.2%
Chemicals - 1.9%
CF Industries Holdings, Inc.	142,816	4,194,506
Dow, Inc.	62,985	2,431,221
DuPont de Nemours, Inc.	323,204	16,396,139
Eastman Chemical Co.	254,281	17,311,450
Huntsman Corp.	824,759	14,969,376
Linde PLC	60,494	12,240,356
		67,543,048
Construction Materials - 0.0%
Vulcan Materials Co.	18,784	2,034,683
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	440,014	6,367,003
Metals & Mining - 2.1%
Arconic Rolled Products Corp. (a)	116,658	1,688,041
Newmont Corp.	499,670	29,215,705
Novagold Resources, Inc. (a)	121,000	1,159,160
Reliance Steel & Aluminum Co.	185,151	17,959,647
Royal Gold, Inc.	130,832	17,426,822
Steel Dynamics, Inc.	206,111	5,474,308
		72,923,683

TOTAL MATERIALS		148,868,417

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.2%
American Campus Communities, Inc.	13,051	421,547
American Tower Corp.	30,000	7,745,100
Apple Hospitality (REIT), Inc.	140,594	1,435,465
AvalonBay Communities, Inc.	68,016	10,611,176
Boston Properties, Inc.	32,468	2,791,599
Camden Property Trust (SBI)	75,379	6,902,455
Colony Capital, Inc.	188,370	378,624
Columbia Property Trust, Inc.	124,710	1,587,558
Crown Castle International Corp.	56,958	9,805,889
Digital Realty Trust, Inc.	48,748	6,998,263
Douglas Emmett, Inc.	154,731	4,542,902
EastGroup Properties, Inc.	33,841	3,934,016
Empire State Realty Trust, Inc.	26,492	175,642
Equity Residential (SBI)	25,619	1,551,487
Gaming & Leisure Properties	124,374	4,295,878
HCP, Inc.	133,608	3,292,101
Healthcare Realty Trust, Inc.	17,688	543,022
Life Storage, Inc.	83,067	8,097,371
Outfront Media, Inc.	216,452	3,038,986
Park Hotels & Resorts, Inc.	509,711	5,010,459
Physicians Realty Trust	11,916	205,789
Piedmont Office Realty Trust, Inc. Class A	48,292	805,511
Prologis, Inc.	7,859	719,099
Public Storage	65,501	13,279,673
Realty Income Corp.	54,216	2,998,687
Retail Properties America, Inc.	97,243	527,057
Store Capital Corp.	151,882	2,937,398
Sunstone Hotel Investors, Inc.	129,446	1,145,597
The Macerich Co.	68,728	468,038
Ventas, Inc.	131,057	4,580,442
VEREIT, Inc.	99,849	547,173
Weyerhaeuser Co.	40,500	817,695
		112,191,699
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,541	67,773
Jones Lang LaSalle, Inc.	18,883	1,933,619
		2,001,392

TOTAL REAL ESTATE		114,193,091

UTILITIES - 6.4%
Electric Utilities - 3.8%
American Electric Power Co., Inc.	43,328	3,693,712
Avangrid, Inc.	23,763	1,056,978
Duke Energy Corp.	139,413	11,937,935
Entergy Corp.	58,659	5,972,659
Evergy, Inc.	61,727	3,807,939
Eversource Energy	47,797	4,000,609
Exelon Corp.	706,211	27,054,943
FirstEnergy Corp.	91,422	3,863,494
IDACORP, Inc.	20,448	1,906,367
NextEra Energy, Inc.	70,649	18,055,058
OGE Energy Corp.	314,031	9,835,451
PNM Resources, Inc. (b)	66,055	2,696,365
Portland General Electric Co. (b)	196,995	9,280,434
PPL Corp.	489,126	13,666,180
Southern Co.	6,138	350,296
Xcel Energy, Inc.	253,189	16,464,881
		133,643,301
Gas Utilities - 0.3%
UGI Corp.	276,520	8,804,397
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class C (b)	35,223	771,736
The AES Corp.	470,265	5,873,610
Vistra Energy Corp.	40,285	823,425
		7,468,771
Multi-Utilities - 1.9%
Ameren Corp.	146,250	10,929,263
Black Hills Corp.	2,081	128,419
CMS Energy Corp.	24,351	1,426,482
Dominion Energy, Inc.	347,172	29,513,092
DTE Energy Co.	78,237	8,415,954
MDU Resources Group, Inc.	482,669	10,502,877
NorthWestern Energy Corp. (b)	14,290	859,115
Public Service Enterprise Group, Inc.	118,991	6,073,301
		67,848,503
Water Utilities - 0.2%
American Water Works Co., Inc.	55,976	7,108,952
Essential Utilities, Inc.	20,515	897,736
		8,006,688

TOTAL UTILITIES		225,771,660

TOTAL COMMON STOCKS
(Cost $3,257,310,462)		3,416,632,034

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.11% (c)	84,016,389	84,033,193
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	31,747,687	31,750,861
TOTAL MONEY MARKET FUNDS
(Cost $115,784,054)		115,784,054
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $3,373,094,516)		3,532,416,088
NET OTHER ASSETS (LIABILITIES) - (0.6)%(e)		(20,596,591)
NET ASSETS - 100%		$3,511,819,497

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	156	June 2020	$23,727,600	$3,750,161	$3,750,161

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $1,872,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$669,283
Fidelity Securities Lending Cash Central Fund	359,001
Total	$1,028,284

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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